Composition of Certain Financial Statement Items - Property and Equipment (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property and Equipment
Property and equipment, gross	$ 1,553		$ 1,804	$ 1,548
Less: accumulated depreciation	(788)		(810)	(681)
Property and equipment, net	765		994	867
Depreciation and amortization expenses	288	$ 174	285	103	$ 120
Computer equipment and software
Property and Equipment
Property and equipment, gross	333		351	75
Furniture and office equipment
Property and Equipment
Property and equipment, gross	148		137	84
Manufacturing equipment
Property and Equipment
Property and equipment, gross	857		1,108	1,329
Research and development equipment
Property and Equipment
Property and equipment, gross	30		30	34
Leasehold improvements
Property and Equipment
Property and equipment, gross	$ 185		$ 178	$ 26